Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net Income	$ 23,547	$ 10,557	$ 10,198
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	16,606	16,460	16,496
Employee retirement benefits	(5,052)	8,198	7,426
Deferred income taxes	5,785	(952)	(223)
Provision for uncollectible accounts	993	972	1,026
Equity in earnings of unconsolidated businesses, net of dividends received	(102)	77	36
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses
Accounts receivable	(843)	(1,717)	(966)
Inventories	56	(136)	208
Other assets	(143)	306	86
Accounts payable and accrued liabilities	925	1,144	(1,607)
Other, net	(2,954)	(3,423)	(2,900)
Net cash provided by operating activities	38,818	31,486	29,780
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(16,604)	(16,175)	(16,244)
Acquisitions of investments and businesses, net of cash acquired	(494)	(913)	(1,797)
Acquisitions of wireless licenses	(580)	(4,298)	(221)
Proceeds from dispositions of wireless licenses	2,111	363
Net change in short-term investments	63	27	35
Other, net	671	494	977
Net cash used in investing activities	(14,833)	(20,502)	(17,250)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	49,166	4,489	11,060
Repayments of long-term borrowings and capital lease obligations	(8,163)	(6,403)	(11,805)
Decrease in short-term obligations, excluding current maturities	(142)	(1,437)	1,928
Dividends paid	(5,936)	(5,230)	(5,555)
Proceeds from sale of common stock	85	315	241
Purchase of common stock for treasury	(153)
Special distribution to noncontrolling interest	(3,150)	(8,325)
Other, net	(5,257)	(4,662)	(1,705)
Net cash provided by (used in) financing activities	26,450	(21,253)	(5,836)
Increase (decrease) in cash and cash equivalents	50,435	(10,269)	6,694
Cash and cash equivalents, beginning of period	3,093	13,362	6,668
Cash and cash equivalents, end of period	$ 53,528	$ 3,093	$ 13,362